Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2016
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP require us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation

Basis of Consolidation

The accompanying consolidated financial statements of the Company include the accounts and results of operations of the Operating Partnership and other consolidated subsidiaries and VIEs in which we are the primary beneficiary. The consolidated financial statements are prepared in accordance with ASC 810, Consolidations. Intercompany accounts and transactions have been eliminated.

Reclassifications

Reclassifications

Certain amounts reported for the prior periods in the accompanying consolidated financial statements have been reclassified in order to conform to the current period’s presentation. The historical results of Silverthread been reflected in the accompanying consolidated statements of income for three and nine months ended September 30, 2016 and 2015 as discontinued operations and financial information related to discontinued operations has been excluded from the notes to these financial statements for all periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company has accounted for cash and cash equivalents in accordance with ASC 305, Cash and Cash Equivalents. The Company defines cash and cash equivalents as cash, demand deposits, and short-term, highly liquid investments with original maturities of 90 days or less when purchased to be cash equivalents. Cash and cash equivalents are exposed to concentrations of credit risk. We deposit our cash with institutions which we believe to have highly valuable and defensible business franchises, strong financial fundamentals and predictable and stable operating environments. As of September 30, 2016 and December 31, 2015, the Company had $0.6 million and $0.6 million, respectively, in money market mutual funds. The investment in money market mutual funds is categorized as a Level 1 input of the fair value hierarchy.

At September 30, 2016 and December 31, 2015, substantially all of the Company’s cash and cash equivalents not held in money market funds were comprised of cash balances with banks that are in excess of the Federal Deposit Insurance Corporation insurance limits.

Restricted Cash

Restricted Cash

Restricted cash represents cash held by the Company’s counterparties as collateral against its derivatives, borrowings under repurchase agreements, borrowings under credit facilities as well as cash held for remittance on loans serviced for third parties. Restricted cash is not available for general corporate purposes, but may be applied against amounts due to counterparties under existing swaps and repurchase agreement borrowings, or returned to the Company when the collateral requirements are exceeded or at the maturity of the swap or repurchase agreement. Restricted cash is returned to the Company when our collateral requirements are exceeded or at the maturity or termination of the derivative, borrowings under repurchase agreements and borrowings under credit facilities.

Trading securities, at fair value	Trading securities, at fair value The Company may own securities traded on major U.S. Exchanges. Investments are valued at the closing exchange price at month end.
Short term investments

Short term investments

The Company accounts for short term investments under ASC 320, Investments-Debt and Equity Securities. Short term investments consist of U.S. Treasury Bills with original maturities of less than a year but greater than three months. The Company holds short term investments at fair value. Interest received and accrued as well as the accretion of purchase discount in connection with short term investments is recorded as interest income on the consolidated statements of income. Changes in the fair value of short term investments are recorded as unrealized gain (loss) on the consolidated statements of income.

Loans, held for sale, at fair value

Loans, held for sale, at fair value

Loans, held for sale, at fair value are loans originated by ReadyCap that are expected to be sold to third parties in the near term. Interest is recognized as interest income on the consolidated statements of income when earned and deemed collectible. Changes in fair value are recurring and are reported as unrealized gain (loss) on the consolidated statements of income.

Loans, held at fair value

Loans, held at fair value

Loans, held at fair value are loans originated by ReadyCap. The Company has elected the fair value option because of the intent to transfer to securitizations in the near term. Interest is recognized as interest income on the consolidated statements of income when earned and deemed collectible. Changes in fair value are recurring and are reported as unrealized gain (loss) on the consolidated statements of income.

The Company transfers loans held at fair value to loans, held-for-investment on the date of securitization, and such loans are included as Loans, held-for-investment on the consolidated balance sheet.  The securitized loans remain on the Company’s balance sheet because the securitization vehicles are consolidated under ASC 810.  These loans are accounted for under ASC 310-10 and are referred to as "Non-credit Impaired Loans".

Loans, held-for-investment

Loans, held-for-investment

Loans, held-for-investment are loans acquired from third parties, loans originated by ReadyCap that we do not intend to securitize or sell,  or securitized loans that were previously originated at ReadyCap.  Acquired loans are recorded at cost at the time they are acquired and any related allowance for loan losses is not carried over at the acquisition date. These acquired loans are segmented into two groups at time of purchase, loans with evidence of credit deterioration, and loans without evidence of credit deterioration. Acquired loans without evidence of credit deterioration and loans originated by ReadyCap that we do not intend to securitize are accounted for under ASC 310-10, Receivables- Overall, and are referred to as "Non-credit Impaired Loans". Acquired loans with evidence of credit deterioration where the Company estimates that it will not receive all contractual payments are accounted for as purchased credit impaired loans in accordance with ASC 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality (“ASC 310-30”) and are referred to as "Credit Impaired Loans".

Non-credit Impaired Loans

Loans purchased where the Company determines that there is no evidence of credit deterioration and that it is probable that all contractual loan payments are collectable are accounted for under ASC 310-10. The Company uses the interest method to recognize, as a level-yield adjustment, the difference between the initial recorded investment in the loan and the principal amount of the loan. The calculation of the constant effective yield necessary to apply the interest method uses the payment terms required by the loan contract, and prepayments of principal are not anticipated to shorten the loan term.

For Non-credit Impaired Loans, revenue recognition is suspended when any loans are placed on nonaccrual status. Generally, all classes of loans are placed on nonaccrual status when principal or interest has been delinquent for 90 days or when full collection is determined not to be probable. Revenue accrued, but not collected, at the date finance receivables and loans are placed on nonaccrual status is reversed and subsequently recognized only to the extent it is received in cash or until it qualifies for return to accrual status. However, where there is doubt regarding the ultimate collectability of loan principal, all cash received is applied to reduce the carrying value of such loans. Loans are restored to accrual status only when contractually current and the collection of future payments is reasonably assured.

Credit Impaired Loans

Loans purchased at a discount due to deteriorated credit quality at the time of purchase are accounted for under ASC 310-30. These loans are accounted for under ASC 310-30 if both of the following conditions are met as of the acquisition date: (i) there is evidence of deterioration in credit quality of the loan since its inception and (ii) it is probable that we will not collect all contractual cash flows on the loan.

The estimated cash flows expected for each loan is estimated at the time the loan is acquired. The excess of the cash flows expected to be collected on Credit Impaired Loans, measured as of the acquisition date, over the initial investment is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan using a level yield method of accretion. The difference between contractually required payments as of the acquisition date and the cash flows expected to be collected is referred to as the non-accretable difference and is not accreted over time.

The Company estimates expected cash flows to be collected over the life of Credit Impaired Loans on a quarterly basis. If the Company determines that discounted expected cash flows have decreased, the Credit Impaired Loans would be considered further impaired which would result in a provision for loan loss and a corresponding increase in valuation allowance included in the allowance for loan losses. However, if expected discounted cash flows have increased, or improved, in subsequent evaluations, the increase in cash flows is first used to reverse the amount of any related allowance for loan losses before the yield is adjusted.  Additionally the Company will increase the accretable yield to account for the significant increase in expected cash flows.

The estimate of the amount and timing of cash flows for our Credit Impaired Loans is based on historical information available and expected future performance of the loans, and may include the timing of expected future cash flows, prepayment speed, default rates, loss severities, delinquency rates, percentage of non-performing loans, extent of credit support available, Fair Isaac Corporation (“FICO”) scores at loan origination, year of origination, loan-to-value ratios, geographic concentrations, as well as reports by credit rating agencies, such as Moody's, Standard & Poor's Corporation (“S&P”), or Fitch, general market assessments and dialogue with market participants.  As a result, substantial judgment is used in the analysis to determine the expected cash flows.

The determination of whether an allowance for loan loss is necessary if there is a decrease in cash flows based on consideration of factual information available at the time of assessment as well as management’s estimates of the future performance and projected amount and timing of cash flows expected to be collected on the loan.

Allowance for loan losses

Allowance for loan losses

The allowance for loan losses is intended to provide for credit losses inherent in the loans, held-for-investment portfolio and is reviewed quarterly for adequacy considering credit quality indicators, including probable and historical losses, collateral values, loan-to-value ratio and economic conditions. The reserve is increased through provisions for loan losses charged to earnings and reduced by charge-offs, net of recoveries.

For Non-credit Impaired Loans, we determine the allowance for loan losses by measuring credit impairment on (1) an individual basis for nonaccrual status loans, and (2) on a collective basis for all other loans since they have similar risk characteristics. The allowance of loan losses on an individual basis is assessed when a loan is on nonaccrual and the recoverability of the loan is less than its carrying value.  The Company considers the loans to be collateral dependent and relies on the current fair value of the collateral as the basis for determining impairment.  Loans that are not assessed individually for impairment are assessed on a collective basis, and the calculation of the allowance for loan losses considers our probability of default, based on a default curve and time since origination, as well as the underlying loan to value of the non-credit impaired assets.

For Credit Impaired Loans, we determine the allowance for loan losses based on a discounted cash flow model.  Credit Impaired Loans are recorded at the initial investment in the loans and accreted to the estimated cash flows expected to be collected measured at acquisition date. The Company estimates expected cash flows to be collected over the life of Credit Impaired Loans on a quarterly basis. If the Company determines that expected cash flows have decreased, the Credit Impaired Loans would be considered further impaired which would result in a provision for loan losses and a corresponding increase in valuation allowance included in the allowance for loan losses. However, if expected cash flows have increased in subsequent evaluations, the Company will reduce any remaining allowance for loan loss.  If an allowance for loan loss does not exist, the accretable yield will increase to the extent the yield of the reprojected cash flows is greater than the existing yield.

While we have a formal methodology to determine the adequate and appropriate level of the allowance for loan losses, estimates of inherent loan losses involve judgment and assumptions as to various factors, including current economic conditions.  Our determination of adequacy of the allowance for loan losses is based on quarterly evaluations of the above factors.  Accordingly, the provision for loan losses will vary from period to period based on management's ongoing assessment of the adequacy of the allowance for loan losses.

Non-accrual loans

Non-accrual loans

Non-accrual loans are the loans for which we are not accruing or accreting interest income. Non-accrual loans include non-credit impaired loans when principal or interest has been delinquent for 90 days or when it is determined that full collection of contractual cash flows is not probable. Additionally, credit impaired loans for which the Company is unable to reasonably estimate the timing and amount of expected cash flows are considered to be non-accrual loans. Income on credit impaired loans is recognized as described above under—Loans, held for investment—Credit Impaired Loans.

Troubled Debt Restructurings

Troubled Debt Restructurings

In situations where, for economic or legal reasons related to the borrower’s financial difficulties, we grant concessions for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loans are classified as a troubled debt restructuring (“TDR”). These modified terms may include interest rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of collateral. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs, are considered impaired loans. Other than resolutions such as foreclosures, sales and transfers to at fair value, we may remove loans held for investment from TDR classification, but only if they have been refinanced or restructured at market terms and qualify as a new loan.

Generally, all loans modified in a TDR are placed or remain on nonaccrual status at the time of the restructuring. However, certain accruing loans modified in a TDR that are current at the time of restructuring may remain on accrual status if payment in full under the restructured terms is expected.

Impaired loans	Impaired loans The Company considers a loan to be impaired when the Company does not expect to collect all the contractual interest and principal payments as scheduled in the loan agreements.
Mortgage backed securities, at fair value

Mortgage backed securities, at fair value

The Company accounts for MBS, at fair value under ASC 320, Investments-Debt and Equity Securities. Our MBS portfolio is comprised of asset backed securities collateralized by interest in or obligations backed by pools of SBC loans.

Purchase and sales of MBS are recorded on the trade date. Our MBS securities pledged as collateral against borrowings under repurchase agreements are included in mortgage backed securities, at fair value on our consolidated balance sheets.

MBS are recorded at fair value as determined by market prices provided independent broker dealers or other independent valuation servicer provider. The fair values assigned to these investments are based upon available information and may not reflect amounts that may be realized. We generally intend to hold our investment in MBS to generate interest income; however, we have and may continue to sell certain of our investment securities as part of the overall management of our assets and liabilities and operating our business.

Real estate acquired in settlement of loans

Real estate acquired in settlement of loans

Real estate acquired in settlement of loans is accounted for under ASC 360, Property, Plant and Equipment (“ASC 360”).  The Company acquires substantially all its real estate through the foreclosure of mortgage loans that have become delinquent with limited other recourse. The Company’s intentions are to sell the real estate within a short holding period. Real estate is recorded at fair value at the time the Company receives title and is subsequently held at the lower of its carrying amount or fair value less closing costs. Each investment in real estate property is tested for impairment on a quarterly basis.

Derivative instruments, at fair value

Derivative instruments, at fair value

Subject to maintaining our qualification as a REIT for U.S. federal income tax purposes, we utilize derivative financial instruments, currently comprised of credit default swaps and interest rate swaps, as part of our risk management. The Company accounts for derivative instruments under ASC 815, Derivatives and Hedges.

All derivatives are reported as either assets or liabilities on the consolidated balance sheets at estimated fair value.  The Company has not elected hedge accounting for these derivative instruments and, as a result, changes in the fair value for these derivatives are recorded in earnings. The fair value adjustments, along with the related interest income or interest expense, are reported as gain/(loss) on derivative instruments, at fair value.

Although permitted under certain circumstances, the Company does not offset cash collateral receivable or payables against our net derivative positions.  As of September 30, 2016 and December 31, 2015, the cash collateral receivable held for derivative instruments is $7.7 million and $5.3 million, respectively, and is included in restricted cash on the consolidated balance sheets.

Servicing rights

Servicing rights

Servicing rights are accounted for under ASC 860, Transfers and Servicing. Servicing rights are initially recorded at fair value and subsequently carried at amortized cost. We capitalize the value expected to be realized from performing specified servicing activities for others.  Such value reflects the estimated fair value of the expected net cash flows associated with the servicing of the loan. These capitalized servicing rights are purchased or retained upon sale or securitization of mortgage loans. Servicing rights are amortized in proportion to and over the period of estimated servicing income, and is tested for potential impairment quarterly.

For purposes of testing our servicing rights for impairment, we first determine whether facts and circumstances exist that would suggest the carrying value of the intangible is not recoverable. If so, we then compare the net present value of servicing cash flow with its carrying value. The estimated net present value of servicing cash flows of the intangibles is determined using discounted cash flow modeling techniques which require management to make estimates regarding future net servicing cash flows, taking into consideration historical and forecasted loan prepayment rates, delinquency rates and anticipated maturity defaults. If the carrying value of the servicing rights exceeds the net present value of servicing cash flows, the servicing rights are considered impaired and an impairment loss is recognized in earnings for the amount by which carrying value exceeds the net present value of servicing cash flows.

We leverage all available relevant market data to determine the fair value of our recognized servicing assets. Since quoted market prices for servicing rights are not readily available, we estimate the fair value of servicing rights by determining the present value of future expected servicing cash flows using modeling techniques that incorporate management's best estimates of key variables including expected cash flows, prepayment speeds, and return requirements commensurate with the risks involved. Cash flow assumptions are modeled using our internally forecasted revenue and expenses, and where possible, the reasonableness of assumptions is periodically validated through comparisons to market data. Prepayment speed estimates are determined from historical prepayment rates or obtained from third party industry data. Return requirement assumptions are determined using data obtained from market participants, where available, or based on current relevant interest rates plus a risk-adjusted spread. We also consider other factors that can impact the value of the servicing rights, such as surety provider termination clauses and servicer terminations that could result if we failed to materially comply with the covenants or conditions of our servicing agreements and did not remedy the failure. Since many factors can affect the estimate of the fair value of servicing rights, we regularly evaluate the major assumptions and modeling techniques used in our estimate and review these assumptions against market comparables, if available. We monitor the actual performance of our servicing rights by regularly comparing actual cash flow, credit, and prepayment experience to modeled estimates.

Intangible assets

Intangible assets

Intangible assets are accounted for under ASC 350, Intangibles-Goodwill and Other. As of September 30, 2016, the Company’s identifiable intangible assets include SBA license for our Lending operations. The Company determined that its intangible assets have indefinite lives. The Company initially records its intangible assets at cost and subsequently tests for impairment on a quarterly basis.

Deferred financing costs

Deferred financing costs

Costs incurred in connection with our borrowings under credit facilities are accounted for under ASC 340, Other Assets and Deferred Costs. Deferred costs are capitalized and amortized using the effective interest method over the respective financing term with such amortization reflected on our consolidated statements of income as a component of interest expense. Our deferred financing costs may include legal, accounting and other related fees. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity.

Due from Servicers

Due from Servicers

The loan servicing activities of the Company’s investing and ReadyCap reportable segments are performed primarily by third party servicers. SBA loans held at ReadyCap Lending are internally serviced. At September 30, 2016 and December 31, 2015, the Company’s servicers hold substantially all of the cash owned by the Company related to loan servicing activities. These amounts include principal and interest payments made by borrowers, net of advances and servicing fees. Cash is generally received within thirty days of recording the receivable. At September 30, 2016 and December 31, 2015, the due from servicers balance in the amount of $18.4 million and $20.3 million, respectively, represent funds received by loan servicers from loan activities that have not yet been paid to the Company.

The Company is subject to credit risk to the extent any servicer with whom the Company conducts business is unable to deliver cash balances or process loan-related transactions on the Company’s behalf. The Company monitors the financial condition of the servicers with whom the Company conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

Borrowings under credit facilities

Borrowings under credit facilities

The Company accounts for borrowings under credit facilities under ASC 470, Debt. The Company partially finances its loans, held-for-investment, and loans, held-for-sale, through credit agreements with various counterparties. These borrowings are collateralized by loans, held-for-investment, and loans, held-for-sale, and have maturity dates within two years from the consolidated balance sheet date. If the fair value (as determined by the applicable counterparty) of the collateral securing these borrowings decreases, we may be subject to margin calls during the period the borrowings are outstanding. In instances where we do not satisfy the margin calls within the required time frame, the counterparty may retain the collateral and pursue collection of any outstanding debt amount from us. Interest paid and accrued in connection with credit facilities is recorded as interest expense on the consolidated statements of income.

Promissory note payable

Promissory note payable

The Company accounts for promisorry notes payable under ASC 470, Debt. Pursuant to the adoption of ASU 2015-03, the Company’s promissory note payable is presented net of debt issuance costs.The Company partially finances its loans, held-for-investment through promissory notes with various counterparties. These notes are collateralized by loans, held-for-investment and have maturity dates within five years from the consolidated balance sheet date. Interest paid and accrued in connection with promissory notes is recorded as interest expense on the consolidated statements of income.

Securitized debt obligations of consolidated VIEs

Securitized debt obligations of consolidated VIEs

Since 2011, we have engaged in seven securitization transactions which the Company accounts for under ASC 810. The Company is required to consolidate, as a VIE, the special purpose entity (“SPE”)/trust that was created to facilitate the transaction and to which the underlying loans in connection with the securitization were transferred. The consolidation of the securitization transactions includes the sales of senior securities to third parties which are shown as securitized debt obligations of consolidated VIEs on the consolidated balance sheets.

Debt issuance costs related to securitizations are presented as a direct deduction from the carrying value of the related debt liability.  These costs are amortized using the effective interest method.  Amortization of debt issuance costs is amortized using the effective interest method and is included in interest expense from securitized debt obligations on the financial statements.

Borrowing under repurchase agreements

Borrowing under repurchase agreements

Borrowings under repurchase agreements are accounted for under ASC 860, Transfers and Servicing. Investment securities financed under repurchase agreements are treated as collateralized borrowings, unless they meet sale treatment or are deemed to be linked transactions. Through September 30, 2016,  none of our repurchase agreements had been accounted for as components of linked transactions. All securities financed through a repurchase agreement have remained on our consolidated balance sheets as an asset and cash received from the lender was recorded on our consolidated balance sheets as a liability. Interest paid and accrued in connection with our repurchase agreements is recorded as interest expense on the consolidated statements of income.

Guaranteed loan financing

Guaranteed loan financing

Certain partial loan sales do not qualify for sale accounting under ASC 860, Transfers and Servicing because these sales do not meet the definition of a “participating interest,” as defined in the guidance, in order for sale treatment to be allowed. Participations or other partial loan sales which do not meet the definition of a participating interest remain as an investment on the consolidated balance sheets and the portion sold is recorded as guaranteed loan financing in the liabilities section of the consolidated balance sheets. For these partial loan sales, the interest earned on the entire loan balance is recorded as interest income and the interest earned by the buyer in the partial loan sale is recorded within interest expense in the accompanying consolidated statements of income.

Repair and denial reserve

Repair and denial reserve

The repair and denial reserve represents the potential liability to the SBA in the event that we are required to make whole the SBA for reimbursement of the guaranteed portion of SBA loans. We may be responsible for the guaranteed portion of SBA loans if there are lien and collateral issues, unauthorized use of proceeds, liquidation deficiencies, undocumented servicing actions or denial of SBA eligibility. This reserve is calculated using an estimated frequency of a repair and denial event upon default, as well as an estimate of the severity of the repair and denial as a percentage of the guaranteed balance.

Liability under participation agreements

Liability under participation agreements

The Company has entered into participation agreements with loan sub‑servicers ("Participant Holders") entitling the Participant Holders to an economic interest in a defined population of loans, held-for-investment ("participating assets") based on the amount of co‑investment made by Participant Holders. Waterfall Asset Management, LLC (the “Manager”) believes the participation agreements align the economic interests of the Company with the Participant Holders servicing the loans.  The Company’s obligation resulting from the Participant Holders' economic interest in the participating assets, and any corresponding unremitted cash flows arising from principal and interest payments related to the participating assets, are recorded under accounts payable and other accrued liabilities in the consolidated balance sheets.  The liability under participation agreements on the consolidated balance sheets is recorded at the Participant Holders’ portion of the carrying value of the participating assets.

Liability under subservicing agreements

Liability under subservicing agreements

The Manager has entered into subservicing agreements with various loan servicers.  The subservicing agreements include provisions which entitle the loan servicer to an incentive fee depending on the performance of the loan portfolio.  The incentive fee is generally paid at the time the last loan liquidates within a given portfolio.  The expected incentive fee expense to be paid to the loan servicer is included under loan servicing expense in the consolidated statements of income and the related liability is recorded under liability under subservicing agreements on the consolidated balance sheets.

Variable Interest Entities

Variable Interest Entities

VIEs are defined as entities in which equity investors (i) do not control the entity, and/or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The entity that consolidates a VIE is known as its primary beneficiary and is generally the entity with (i) the power to direct the activities that most significantly impact the VIE’s economic performance and (ii) the right to receive benefits from the VIE or the obligation to absorb losses of the VIE that could be significant to the VIE. For VIEs that do not have substantial on-going activities, the power to direct the activities that most significantly impact the VIE’s economic performance may be determined by an entity’s involvement with the design of the VIE.

The Company is required to re-evaluate whether to consolidate a VIE each reporting period, based upon the facts and circumstances pertaining to the VIE during such period.  The Company consolidates a VIE when it is determined to be the primary beneficiary of such VIE.

The Company uses special purpose entities to securitize financial assets.  Securitization involves transferring assets to an SPE, or securitization trust, to convert all or a portion of those assets into cash before they would have been realized in the normal course of business, through the SPE’s issuance of debt or equity instruments. Since 2011, we have engaged in seven securitization transactions.  As discussed in Note 22, we have concluded that the Company was the primary beneficiary in each of these transactions and the securitization trusts are VIEs which are consolidated.

Non-controlling Interests

Non-controlling Interests

Non-controlling interest presented on the consolidated balance sheets and the consolidated statements of income represent direct investment in the Operating Partnership by Sutherland OP Holdings I, Ltd. Sutherland OP Holdings II, Ltd., and third parties.

Fair Value Option

Fair Value Option

The guidance in FASB ASC Topic 825, Financial Instruments, provides a fair value option election that allows entities to make an irrevocable election of fair value as the initial and subsequent measurement attribute for certain eligible financial assets and liabilities. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. The decision to elect the fair value option is determined on an instrument by instrument basis and must be applied to an entire instrument and is irrevocable once elected. Assets and liabilities measured at fair value pursuant to this guidance are required to be reported separately in our consolidated balance sheets from those instruments using another accounting method.

We have elected the fair value option for loans held-for-sale originated by ReadyCap as well as loans originated by ReadyCap that the Company intends to securitize. The fair value elections for loans, held at fair value originated by ReadyCap were made due to the short-term nature of these instruments.

Earnings per Share

Earnings per Share

Basic earnings per share is computed using the weighted-average number of shares of common stock outstanding during the period and other securities that participate in dividends, such as our Operating Partnership units to arrive at total common dividends based on their respective weighted-average shares outstanding for the period. The Company’s basic and diluted earnings per share are the same, as there were no dilutive securities outstanding for any of the periods presented.

Income Taxes

Income Taxes

GAAP establishes financial accounting and reporting standards for the effect of income taxes. The objectives of accounting for income taxes are to recognize the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. We assess the recoverability of deferred tax assets through evaluation of carryback availability, projected taxable income and other factors as applicable. Significant judgment is required in assessing the future tax consequences of events that have been recognized in our consolidated financial statements or tax returns as well as the recoverability of amounts we record, including deferred tax assets.

We provide for exposure in connection with uncertain tax positions which requires significant judgment by management including determination, based on the weight of the tax law and available evidence, that it is more-likely-than-not that a tax result will be realized. Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense on our consolidated statements of income. As of September 30, 2016 and December 31, 2015, we accrued no taxes, interest or penalties related to uncertain tax positions.  In addition, we do not anticipate a change in this position in the next 12 months.

Offering Costs

Offering Costs

Direct costs of obtaining capital through issuance of stock are deducted from the related proceeds and the net amount of the offering is recorded as contributed stockholders’ equity. Direct costs may include but are not limited to accounting fees, legal fees, underwriting fees and other professional fees.

Revenue Recognition

Revenue Recognition

Revenue is accounted for under ASC 605, Revenue Recognition, which provides among other things that revenue be recognized when there is persuasive evidence an arrangement exists, delivery and services have been rendered, price is fixed and determinable and collectability is reasonably assured.

Interest Income

Interest income on non-credit impaired loans, held-for-investment, loans, held at fair value, loans, held for sale, at fair value, and MBS, at fair value is accrued based on the outstanding principal amount and contractual terms of the instrument. Discounts or premiums associated with the loans and investment securities are amortized or accreted into interest income as a yield adjustment on the effective interest method, based on expected cash flows through the expected maturity date of the investment. On at least a quarterly basis, we review and, if appropriate, make adjustments to the accrual status of the asset.  If the asset has been delinquent for the previous 90 days, the asset status will turn to non-accrual, and accrued revenue recognition will be suspended until the asset resumes contractual payments for three consecutive months.

For credit impaired loans, we do not expect to collect all amounts contractually due at the time we acquired the loans. Accordingly, we expect that a portion of the purchase discount will not be recognized as interest income, and is instead viewed as a non-accretable yield. The accretable yield, or the portion of the purchase discount that we believe will be recovered, is recorded as interest income on a level-yield basis over the life of the loan.  The amounts considered as accretable and non-accretable yields may change over time based on the actual performance of these loans, their underlying collateral, actual and projected cash flows from such collateral, economic conditions and other factors. If the performance of a credit deteriorated loan is more favorable than forecasted, we will generally accrete more credit discount into interest income than initially or previously expected.

Realized Gains (Losses)

Upon the sale or disposition (not including the prepayment of outstanding principal balance) of loans or securities, the excess (or deficiency) of net proceeds over the net carrying value or cost basis of such loans or securities is recognized as a realized gain/loss. Outstanding interest balances for payments in full are reported in interest income on loans, held-for-investment.

Derivative Instruments

Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. We regularly enter into derivative contracts that are intended to economically hedge certain of our risks, even though the transactions may not qualify for, or we may not elect to pursue, hedge accounting. In such cases, changes in the fair value of the derivatives are recorded in earnings.

Origination Income and Expense

Origination income represents fees received for origination of either loans, held at fair value, loans, held for sale, at fair value, or loans, held-for-investment.  For loans held, at fair value, and loans, held for sale, at fair value, pursuant to ASC 825, the Company reports origination fee income as revenue and fees charged and costs incurred as expenses.  These fees and costs are excluded from the fair value.  For originated loans, held-for-investment, under ASC 310-10, the Company defers these origination fees and costs at origination and amortizes them under the effective interest method over the life of the loan. Origination fees and expenses for loans, held at fair value and loans, held for sale, at fair value, are presented in the consolidated statements of income in other income and operating expenses. The amortization of net origination fees and expenses for loans, held-for-investment are presented in the consolidated statements of income in interest income.